ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Sep. 30, 2021
Beijing Origin Seed Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Dec. 26, 1997
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	0.00%
Principal Activity	Hybrid crop seed development, production and distribution
State Harvest Holdings Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Oct. 06, 2004
Entity Incorporation, Place of Incorporation or Establishment	British Virgin Islands
Percentage of Ownership	100.00%
Principal Activity	Investment Holding
Beijing Origin State Harvest Biotechnology Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Dec. 01, 2004
Entity Incorporation, Place of Incorporation or Establishment	People’s Republic of China (“PRC”)
Percentage of Ownership	100.00%
Principal Activity	Hybrid seed technology development
Xinjiang Originbo Seed Company Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Jul. 13, 2011
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Hybrid crop seed development, production and distribution
Shandong Aoruixinong Agricultural Technology Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Sep. 27, 2019
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Agricultural seed products distribution through e-commune network
Hubei Aoyu Zhongye Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Oct. 22, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Agricultural seed products distribution through e-commerce network
Anhui Aoyu Zhongye Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Jul. 25, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	50.00%
Principal Activity	Agricultural seed products distribution through e-commerce network
Xuzhou Aoyu Zhongye Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Sep. 25, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Agricultural seed products distribution through e-commerce network
Henan Aoyu Zhongye Limited [Member]
Entity Incorporation, Date of Incorporation or Establishment	Jul. 16, 2018
Entity Incorporation, Place of Incorporation or Establishment	PRC
Percentage of Ownership	51.00%
Principal Activity	Agricultural seed products distribution through e-commerce network